MainGate Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 2, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:          MAINGATE TRUST (the “Trust”)
File Nos: 333-170422 and 811-22492

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of the Trust and its series, the MainGate MLP Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated March 31, 2014, and filed electronically as Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on March 26, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/  Alia M. Vasquez
Alia M. Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures